Intangible Assets, Net (Details)			12 Months Ended
	Nov. 28, 2023 USD ($)	Nov. 28, 2023 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Intangible Assets, Net [Line Items]
Total trademarks purchased			$ 2,598,909	$ 2,602
Cash consideration paid			2,596,313
Amortization expense			$ 237,787	$ 93
Big Tree Cloud Network Technology (Shenzhen) Co., LTD [Member]
Intangible Assets, Net [Line Items]
Total trademarks purchased	$ 169
Cash consideration paid	$ 2,752,092	¥ 20,000,000